Annual Operating Expenses {- Fidelity® Magellan® Fund} - 03.31 Fidelity Magellan Fund Retail PRO-07 - Fidelity® Magellan® Fund - Fidelity Magellan Fund-Retail Class	May 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.79%